JQC
Nuveen Credit Strategies Income Fund
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 156.0% (95.7% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 126.1% (77.4% of Total Investments) (2)
	Aerospace & Defense – 1.3% (0.8% of Total Investments)
$654	Standard Aero, Term Loan B1	3.720%	3-Month LIBOR	3.500%	4/08/26	B-	$587,900
352	Standard Aero, Term Loan B2	3.720%	3-Month LIBOR	3.500%	4/08/26	B-	316,076
11,702	Transdigm, Inc., Term Loan E	2.398%	1-Month LIBOR	2.250%	5/30/25	Ba3	11,039,324
12,708	Total Aerospace & Defense						11,943,300
	Airlines – 4.2% (2.6% of Total Investments)
10,488	American Airlines, Inc., Term Loan 2025	1.906%	1-Month LIBOR	1.750%	6/27/25	Ba3	6,692,557
1,874	American Airlines, Inc., Term Loan B	2.145%	1-Month LIBOR	2.000%	4/28/23	Ba3	1,566,241
3,267	American Airlines, Inc., Term Loan B	1.906%	1-Month LIBOR	1.750%	1/29/27	Ba3	2,460,250
2,160	American Airlines, Inc., Term Loan B	2.148%	1-Month LIBOR	2.000%	12/14/23	Ba3	1,806,973
9,472	United Air Lines, Inc., Term Loan B	1.902%	1-Month LIBOR	1.750%	4/01/24	Ba1	8,885,527
10,350	United Air Lines, Inc., Term Loan B	6.250%	3-Month LIBOR	5.250%	6/20/27	Baa3	10,539,612
7,940	WestJet Airlines, Term Loan	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	7,031,267
45,551	Total Airlines						38,982,427
	Auto Components – 1.2% (0.7% of Total Investments)
8,749	Johnson Controls Inc., Term Loan B	3.648%	1-Month LIBOR	3.500%	4/30/26	B1	8,521,804
2,500	Les Schwab Tire Centers, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	2,481,250
11,249	Total Auto Components						11,003,054
	Automobiles – 1.6% (1.0% of Total Investments)
14,587	Navistar, Inc., Term Loan B	3.650%	1-Month LIBOR	3.500%	11/06/24	Ba2	14,481,741
	Beverages – 1.0% (0.6% of Total Investments)
8,846	Jacobs Douwe Egberts, Term Loan B	2.188%	1-Month LIBOR	2.000%	11/01/25	BB+	8,835,198
	Building Products – 1.9% (1.2% of Total Investments)
78	Advanced Drainage Systems, Term Loan B	2.438%	1-Month LIBOR	2.250%	9/24/26	Ba1	77,757
17,633	Quikrete Holdings, Inc., Term Loan B	2.645%	1-Month LIBOR	2.500%	1/31/27	BB-	17,322,239
17,711	Total Building Products						17,399,996
	Capital Markets – 0.4% (0.3% of Total Investments)
4,070	RPI Finance Trust, Term Loan B1	1.898%	1-Month LIBOR	1.750%	2/11/27	BBB-	4,055,271
	Chemicals – 1.5% (0.9% of Total Investments)
6,824	Axalta Coating Systems, Term Loan, First Lien	1.970%	3-Month LIBOR	1.750%	6/01/24	Ba1	6,639,263

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Chemicals (continued)
$5,973	Ineos US Finance LLC, Term Loan	2.148%	1-Month LIBOR	2.000%	3/31/24	BBB-	$5,818,545
1,000	Lummus Technology, Term Loan	4.148%	1-Month LIBOR	4.000%	6/30/27	B+	985,545
13,797	Total Chemicals						13,443,353
	Commercial Services & Supplies – 4.7% (2.9% of Total Investments)
1,250	Amentum Government Services Holdings LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,226,563
10,123	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	9,760,262
8,712	Garda World Security Corp, Term Loan B, First Lien	4.900%	1-Month LIBOR	4.750%	10/30/26	BB+	8,700,010
5,386	GFL Environmental, Term Loan, (DD1)	4.000%	3-Month LIBOR	3.000%	5/31/25	BB-	5,348,080
2,978	Sabert Corporation, Initial Term Loan	5.500%	1-Month LIBOR	4.500%	12/10/26	B	2,932,837
14,739	Trans Union LLC, Term Loan B5	1.898%	1-Month LIBOR	1.750%	11/13/26	BB+	14,407,577
1,100	Travelport LLC, Priority Debt Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,041,860
44,288	Total Commercial Services & Supplies						43,417,189
	Communications Equipment – 2.2% (1.3% of Total Investments)
2,000	Avaya, Inc., Extended Tranche Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,936,500
2,198	Avaya, Inc., Term Loan B	4.398%	1-Month LIBOR	4.250%	12/15/24	BB-	2,163,008
2,970	Fleet U.S. Bidco Inc., Term Loan B	3.398%	1-Month LIBOR	3.250%	10/07/26	B+	2,910,600
3,588	Mega Broadband Investments, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	3,563,733
6,710	Plantronics, Term Loan B	2.647%	1-Month LIBOR	2.500%	7/02/25	Ba2	6,439,322
3,224	Riverbed Technology, Inc., Term Loan B, First Lien	4.250%	2-Month LIBOR	3.250%	4/24/22	B2	2,903,806
139	Univision Communications, Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	134,857
20,829	Total Communications Equipment						20,051,826
	Containers & Packaging – 2.3% (1.4% of Total Investments)
5,397	Berry Global, Inc., Term Loan W	2.147%	1-Month LIBOR	2.000%	10/01/22	BBB-	5,348,995
8,394	Berry Global, Inc., Term Loan Y	2.147%	1-Month LIBOR	2.000%	7/01/26	BBB-	8,138,874
2,478	Kloeckner Pentaplast of America Inc., Dollar Term Loan	5.250%	6-Month LIBOR	4.250%	6/30/22	B-	2,414,992
5,000	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.398%	1-Month LIBOR	3.250%	2/16/26	B+	4,890,625
21,269	Total Containers & Packaging						20,793,486
	Diversified Consumer Services – 0.7% (0.5% of Total Investments)
6,900	Refinitiv, Term Loan B, (DD1)	3.398%	1-Month LIBOR	3.250%	10/01/25	BB+	6,808,988
	Diversified Financial Services – 0.3% (0.2% of Total Investments)
4,673	Ditech Holding Corporation., Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	N/R	1,407,802

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Financial Services (continued)
$1,004	Lions Gate Entertainment Corp., Term Loan B	2.398%	1-Month LIBOR	2.250%	3/24/25	Ba2	$973,131
5,677	Total Diversified Financial Services						2,380,933
	Diversified Telecommunication Services – 4.2% (2.6% of Total Investments)
15,209	CenturyLink, Inc, Term Loan A	2.148%	1-Month LIBOR	2.000%	1/31/25	BBB-	14,859,207
1,509	CenturyLink, Inc, Term Loan B	2.398%	1-Month LIBOR	2.250%	3/15/27	BB+	1,455,323
8,729	Frontier Communications Corporation, Term Loan B, (DD1), (5)	6.000%	Prime	2.750%	6/15/24	N/R	8,605,159
11,805	Numericable Group S.A., Term Loan B13	4.237%	3-Month LIBOR	4.000%	8/14/26	B	11,507,823
1,990	Zayo Group LLC, Initial Dollar Term Loan	3.148%	1-Month LIBOR	3.000%	3/09/27	B1	1,921,673
39,242	Total Diversified Telecommunication Services						38,349,185
	Electric Utilities – 0.6% (0.4% of Total Investments)
997	Pacific Gas & Electric, Term Loan, First Lien	5.500%	3-Month LIBOR	4.500%	6/23/25	BB	989,270
4,858	Vistra Operations Co., Term Loan B3	1.895%	1-Month LIBOR	1.750%	12/31/25	Baa3	4,757,861
5,855	Total Electric Utilities						5,747,131
	Electrical Equipment – 0.4% (0.2% of Total Investments)
2,174	Avolon LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/10/27	Baa2	2,083,581
1,492	Vertiv Co.,Term Loan B	3.148%	1-Month LIBOR	3.000%	3/02/27	B+	1,470,859
3,666	Total Electrical Equipment						3,554,440
	Entertainment – 0.7% (0.5% of Total Investments)
497	AMC Entertainment, Inc., Term Loan B	3.220%	3-Month LIBOR	3.000%	4/22/26	CCC	282,282
2,412	NASCAR Holdings, Inc., Term Loan B	2.902%	1-Month LIBOR	2.750%	10/18/26	BB	2,352,409
4,177	Springer SBM Two GmbH, Term Loan B16	4.500%	1-Month LIBOR	3.500%	8/14/24	B2	4,156,820
7,086	Total Entertainment						6,791,511
	Equity Real Estate Investment Trust – 0.1% (0.1% of Total Investments)
1,399	Gardner Denver, Inc., New Term Loan B	2.898%	1-Month LIBOR	2.750%	1/31/27	BB+	1,384,673
	Food & Staples Retailing – 3.6% (2.2% of Total Investments)
1,500	Chobani LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B-	1,483,125
11,529	Hearthside Group Holdings LLC, Term Loan B	3.835%	1-Month LIBOR	3.688%	5/31/25	B2	11,136,772
671	Hearthside Group Holdings, LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	668,059
13,569	JBS USA Holdings, Inc., New Term Loan	2.145%	1-Month LIBOR	2.000%	5/01/26	BBB	13,275,305
7,124	US Foods, Inc., New Term Loan	1.898%	1-Month LIBOR	1.750%	6/27/23	BB-	6,835,086
34,393	Total Food & Staples Retailing						33,398,347
	Food Products – 0.2% (0.1% of Total Investments)
1,995	Froneri Lux FinCo SARL, Term Loan, First Lien	2.395%	1-Month LIBOR	2.250%	1/31/27	B1	1,927,350

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Equipment & Supplies – 0.6% (0.4% of Total Investments)
$6,247	MedPlast, Term Loan, First Lien	3.898%	1-Month LIBOR	3.750%	7/02/25	B3	$5,765,672
	Health Care Providers & Services – 10.6% (6.5% of Total Investments)
10,500	Air Medical, Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	10,204,688
2,977	Air Methods, Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	4/21/24	B	2,562,282
12,416	Albany Molecular Research, Inc., Initial Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	8/30/24	B2	12,262,174
9,683	Ardent Health, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	6/28/25	B1	9,658,394
7,889	ATI Holdings Acquisition, Inc., Term Loan	4.500%	3-Month LIBOR	3.500%	5/10/23	B-	7,439,605
12,250	Brightspring Health, Term Loan B	3.397%	1-Month LIBOR	3.250%	3/05/26	N/R	11,885,083
3,125	Brightspring Health, Term Loan B2	4.250%	1-Month LIBOR	3.750%	3/05/26	B1	3,074,859
9,333	Civitas Solutions, Term Loan B	4.400%	1-Month LIBOR	4.250%	3/08/26	B	9,198,937
426	Civitas Solutions, Term Loan C	4.400%	1-Month LIBOR	4.250%	3/08/26	B	419,901
3,725	Envision Healthcare Corporation, Initial Term Loan	3.898%	1-Month LIBOR	3.750%	10/10/25	Caa1	2,677,245
12,484	Kindred at Home Hospice, Term Loan B, First Lien	3.438%	1-Month LIBOR	3.250%	7/02/25	B1	12,250,242
4,463	Lifepoint Health, Inc., New Term Loan B	3.898%	1-Month LIBOR	3.750%	11/16/25	B1	4,340,612
3,719	Pharmaceutical Product Development, Inc., Term Loan B	3.500%	1-Month LIBOR	2.500%	8/18/22	Ba2	3,697,890
141	Quorum Health Corp, Term Loan, (5)	9.250%	3-Month LIBOR	8.250%	4/29/22	N/R	130,614
7,957	Select Medical Corporation, Term Loan B	2.780%	3-Month LIBOR	2.500%	3/06/25	Ba2	7,783,907
101,088	Total Health Care Providers & Services						97,586,433
	Health Care Technology – 1.9% (1.1% of Total Investments)
2,269	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	2,219,073
5,263	Onex Carestream Finance LP, New Extended Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	5/05/23	N/R	5,091,950
8,232	Onex Carestream Finance LP, New Extended Term Loan, Second Lien, (cash 6.750%, PIK 8.000%)	6.750%	3-Month LIBOR	4.500%	8/05/23	CCC+	6,215,486
3,596	Zelis, Term Loan B	4.898%	1-Month LIBOR	4.750%	9/30/26	B	3,578,840
19,360	Total Health Care Technology						17,105,349
	Hotels, Restaurants & Leisure – 14.4% (8.8% of Total Investments)
2,805	Aramark Corporation, Term Loan	1.898%	1-Month LIBOR	1.750%	3/11/25	BB+	2,691,636
4,982	Arby's Restaurant Group, Inc., Term Loan B	3.750%	3-Month LIBOR	2.750%	2/05/25	B	4,751,700
15,290	Burger King Corporation, Term Loan B4	1.898%	1-Month LIBOR	1.750%	11/19/26	BB+	14,708,440
1,500	Caesars Resort Collection, Term Loan	4.649%	3-Month LIBOR	4.500%	7/20/25	B+	1,456,410
15,014	Caesars Resort Collection, Term Loan, First Lien	2.898%	1-Month LIBOR	2.750%	12/22/24	B+	14,119,662
908	CCM Merger, Inc., Term Loan B	4.500%	Prime	1.250%	8/09/21	BB	903,415
438	ClubCorp Operations, Inc., Term Loan B	2.970%	3-Month LIBOR	2.750%	9/18/24	B-	370,789

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$12,307	Equinox Holdings, Inc., Term Loan B1	4.000%	3-Month LIBOR	3.000%	3/08/24	Caa1	$9,046,967
4,681	Hilton Hotels, Term Loan B2	1.899%	1-Month LIBOR	1.750%	6/21/26	BBB-	4,451,835
21,606	Life Time Fitness, Inc., Term Loan B	3.750%	3-Month LIBOR	2.750%	6/10/22	B	20,026,257
4,863	Marriott Ownership Resorts, Inc., Term Loan B	1.898%	1-Month LIBOR	1.750%	8/31/25	BB	4,646,666
12,206	Scientific Games Corp., Initial Term Loan B5	2.898%	1-Month LIBOR	2.750%	8/14/24	B+	11,386,778
3,693	Stars Group Holdings, Term Loan B	3.720%	3-Month LIBOR	3.500%	7/10/25	BBB-	3,696,966
12,326	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	11,850,413
16,830	Whataburger Restaurants, Term Loan B	2.897%	1-Month LIBOR	2.750%	8/03/26	B+	16,455,171
2,450	Wyndham International, Inc., Term Loan B	1.898%	1-Month LIBOR	1.750%	5/30/25	BB+	2,338,219
9,557	YUM Brands, Term Loan B	1.897%	1-Month LIBOR	1.750%	4/03/25	BBB-	9,378,752
141,456	Total Hotels, Restaurants & Leisure						132,280,076
	Household Durables – 0.7% (0.4% of Total Investments)
4,291	Apex Tool Group LLC, Third Amendment Term Loan	6.500%	1-Month LIBOR	5.250%	8/21/24	B3	4,078,047
122	Serta Simmons Holdings LLC, Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	104,606
2,000	Weber-Stephen Products LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,983,760
6,413	Total Household Durables						6,166,413
	Household Products – 0.8% (0.5% of Total Investments)
1,996	KIK Custom Products Inc., Term Loan B2	5.000%	3-Month LIBOR	4.000%	5/15/23	B1	1,981,918
5,299	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.898%	Prime	1.750%	2/05/23	B+	5,209,495
7,295	Total Household Products						7,191,413
	Insurance – 4.5% (2.8% of Total Investments)
16,903	Acrisure LLC, Term Loan B	3.648%	1-Month LIBOR	3.500%	2/15/27	B	16,339,470
1,150	Alliant Holdings I LLC, Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	B	1,141,019
14,500	Hub International Holdings, Inc., Term Loan B	3.215%	3-Month LIBOR	3.000%	4/25/25	B	13,972,885
250	Ryan Specialty Group LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	9/01/27	B1	248,594
1,985	USI Holdings Corporation, Incremental Term Loan B	4.220%	3-Month LIBOR	4.000%	12/02/26	B	1,959,989
7,918	USI Holdings Corporation, NewTerm Loan	3.220%	3-Month LIBOR	3.000%	5/16/24	B	7,646,174
42,706	Total Insurance						41,308,131
	Interactive Media & Services – 1.2% (0.7% of Total Investments)
1,350	Adevinta, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	1,344,937

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Interactive Media & Services (continued)
$9,848	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien, (DD1)	4.000%	3-Month LIBOR	3.000%	11/03/23	B+	$9,650,057
11,198	Total Interactive Media & Services						10,994,994
	Internet & Direct Marketing Retail – 0.4% (0.3% of Total Investments)
4,000	1-800 Contacts, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	3,960,820
	Internet Software & Services – 4.0% (2.4% of Total Investments)
4,910	Ancestry.com, Inc., Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	10/19/23	B	4,909,702
2,223	Blue Yonder, Term Loan B	4.000%	1-Month LIBOR	3.000%	1/30/26	B-	2,185,834
7,298	Dynatrace LLC, Term Loan, First Lien	2.398%	1-Month LIBOR	2.250%	8/23/25	BB-	7,189,670
10,114	Ellucian, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	10/07/27	B	9,966,976
7,899	Epicor Software Corporation, Term Loan, First Lien	5.250%	1-Month LIBOR	4.250%	7/31/27	B2	7,880,503
4,580	Greeneden U.S. Holdings II LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B-	4,515,349
37,024	Total Internet Software & Services						36,648,034
	IT Services – 2.3% (1.4% of Total Investments)
18,340	Sabre, Inc., Term Loan B	2.750%	1-Month LIBOR	2.000%	2/22/24	Ba3	17,358,416
5,076	Syniverse Holdings, Inc., Term Loan C	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	3,984,519
23,416	Total IT Services						21,342,935
	Leisure Products – 0.1% (0.1% of Total Investments)
1,325	Hayward Industries, Inc., Incremental Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	1,303,469
	Life Sciences Tools & Services – 2.4% (1.5% of Total Investments)
22,986	Parexel International Corp., Term Loan B, (DD1)	2.898%	1-Month LIBOR	2.750%	9/27/24	B2	22,095,145
	Machinery – 2.1% (1.3% of Total Investments)
2,000	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	1,986,250
12,475	Gardner Denver, Inc., Extended Term Loan B	1.898%	1-Month LIBOR	1.750%	2/28/27	Ba2	12,090,258
5,000	Thyssenkrupp Elevator, Term Loan B	4.570%	6-Month LIBOR	4.250%	7/31/27	B1	4,934,400
19,475	Total Machinery						19,010,908
	Marine – 0.1% (0.1% of Total Investments)
2,659	Harvey Gulf International Marine, Inc., Exit Term Loan	7.005%	3-Month LIBOR	6.000%	7/02/23	B-	1,296,210
	Media – 13.0% (8.0% of Total Investments)
6,941	Acquisitions Cogeco Cable II L.P., Term Loan, First Lien	2.148%	1-Month LIBOR	2.000%	1/04/25	BB	6,779,628

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$2,270	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.248%	1-Month LIBOR	3.250%	7/25/21	N/R	$2,264,035
420	Catalina Marketing Corporation, First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	265,804
645	Catalina Marketing Corporation, Last Out Term Loan, (cash 5.750%, PIK 9.500%)	5.750%	1-Month LIBOR	4.750%	8/15/23	N/R	104,789
9,874	Cequel Communications LLC, Term Loan B	2.398%	1-Month LIBOR	2.250%	1/15/26	BB	9,564,267
10,741	Charter Communications Operating Holdings LLC, Term Loan B2	1.900%	1-Month LIBOR	1.750%	2/01/27	BBB-	10,485,074
6,284	Cineworld Group PLC, Term Loan B	2.769%	6-Month LIBOR	2.500%	2/28/25	CCC	3,561,594
7,910	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.714%	3-Month LIBOR	3.500%	8/21/26	B1	7,232,775
11,609	CSC Holdings, LLC, Term Loan B5	2.648%	1-Month LIBOR	2.500%	4/15/27	Ba3	11,278,288
7,500	Gray Television, Inc., Term Loan B2	2.399%	1-Month LIBOR	2.250%	2/07/24	BB+	7,331,925
4,280	Gray Television, Inc., Term Loan C	2.649%	1-Month LIBOR	2.500%	1/02/26	BB+	4,177,589
963	Houghton Mifflin Harcourt, Term Loan	7.250%	1-Month LIBOR	6.250%	11/22/24	B	901,141
3,811	iHeartCommunications Inc., Term Loan B	3.148%	1-Month LIBOR	3.000%	5/01/26	B+	3,588,452
3,627	Intelsat Jackson Holdings, S.A., Term Loan B, (DD1), (5)	8.000%	Prime	4.750%	11/27/23	N/R	3,655,830
989	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	1-Week LIBOR	4.000%	5/04/22	BB+	897,287
1,921	Nexstar Broadcasting, Inc., Term Loan B	2.899%	1-Month LIBOR	2.750%	9/19/26	BB	1,877,061
6,787	Nexstar Broadcasting, Inc., Term Loan B3	2.402%	1-Month LIBOR	2.250%	1/17/24	BB	6,625,821
4,874	Sinclair Television Group, Term Loan B2	2.400%	1-Month LIBOR	2.250%	1/03/24	BB+	4,737,669
12,000	Virgin Media Investment Holdings Limited, Term Loan N	2.648%	1-Month LIBOR	2.500%	1/31/28	BB+	11,610,780
7,994	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	7,857,034
15,595	Ziggo B.V., Term Loan	2.648%	1-Month LIBOR	2.500%	4/30/28	BB	15,002,936
127,035	Total Media						119,799,779
	Multiline Retail – 0.7% (0.5% of Total Investments)
2,762	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 4.500%, PIK 1.500%)	6.000%	3-Month LIBOR	5.000%	1/13/22	CCC+	2,469,787
1,980	Belk, Inc., Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	7/31/25	Caa1	690,437
3,813	EG America LLC, Term Loan, First Lien	4.220%	3-Month LIBOR	4.000%	2/05/25	B-	3,671,042
8,555	Total Multiline Retail						6,831,266
	Oil, Gas & Consumable Fuels – 2.9% (1.7% of Total Investments)
16,915	Buckeye Partners, Term Loan, First Lien	2.897%	1-Month LIBOR	2.750%	11/01/26	BBB-	16,643,176
2,370	California Resources Corporation, DIP Term Loan, (5)	10.000%	1-Month LIBOR	9.000%	1/15/21	Ba1	2,346,481
1,094	California Resources Corporation, Term Loan, (5)	0.000%	N/A	N/A	12/31/21	N/R	28,070

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$4,000	California Resources Corporation, Term Loan B, (5)	0.000%	N/A	N/A	12/31/22	N/R	$1,500,840
3,980	EG America LLC, Term Loan B	4.220%	3-Month LIBOR	4.000%	2/05/25	B-	3,830,994
824	Fieldwood Energy LLC, DIP Term Loan, (5)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	828,356
4,969	Fieldwood Energy LLC, Exit Term Loan, (5)	0.000%	N/A	N/A	4/11/22	N/R	1,093,187
7,035	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (5)	0.000%	N/A	N/A	4/11/23	N/R	10,763
41,187	Total Oil, Gas & Consumable Fuels						26,281,867
	Personal Products – 3.2% (2.0% of Total Investments)
6,048	Coty, Inc., Term Loan A	1.890%	1-Month LIBOR	1.750%	4/05/23	B	5,534,119
11,834	Coty, Inc., Term Loan B	2.390%	1-Month LIBOR	2.250%	4/05/25	B	10,416,877
5,955	Knowlton Development Corp Inc., Term Loan B	3.898%	1-Month LIBOR	3.750%	12/21/25	N/R	5,835,455
15,017	Revlon Consumer Products Corporation, Term Loan B, First Lien, (6)	4.250%	3-Month LIBOR	3.500%	9/07/23	C	7,907,519
38,854	Total Personal Products						29,693,970
	Pharmaceuticals – 3.8% (2.3% of Total Investments)
15,387	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	3.648%	1-Month LIBOR	3.500%	9/28/24	B-	14,914,165
1,000	Mallinckrodt International Finance S.A., Term Loan B, First Lien, (WI/DD), (5)	TBD	TBD	TBD	TBD	D	925,815
1,500	Milano, Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	B+	1,478,752
6,737	Valeant Pharmaceuticals International, Inc., Term Loan B	2.899%	1-Month LIBOR	2.750%	11/27/25	BB	6,595,099
11,017	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien, (DD1)	3.149%	1-Month LIBOR	3.000%	6/02/25	BB	10,779,534
35,641	Total Pharmaceuticals						34,693,365
	Professional Services – 1.4% (0.8% of Total Investments)
925	Ceridian HCM Holding, Inc., Term Loan B	2.594%	1-Week LIBOR	2.500%	4/30/25	B+	896,663
2,977	Creative Artists Agency, LLC, Term Loan B	3.898%	1-Month LIBOR	3.750%	11/26/26	B	2,866,320
8,908	Nielsen Finance LLC, Term Loan B4	2.147%	1-Month LIBOR	2.000%	10/04/23	BBB-	8,724,550
12,810	Total Professional Services						12,487,533
	Real Estate Management & Development – 1.5% (0.9% of Total Investments)
169	GGP, Initial Term Loan A1	3.148%	1-Month LIBOR	3.000%	8/24/21	BB+	164,141
6,596	GGP, Initial Term Loan A2	3.148%	1-Month LIBOR	3.000%	8/24/23	BB+	5,831,895
7,102	GGP, Term Loan B	2.648%	1-Month LIBOR	2.500%	8/24/25	BB+	5,935,751
1,500	TNT Crane and Rigging, Inc., Exit Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,537,500
15,367	Total Real Estate Management & Development						13,469,287

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Road & Rail – 0.5% (0.3% of Total Investments)
$4,883	Avolon LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	$4,711,225
	Semiconductors & Semiconductor Equipment – 3.0% (1.8% of Total Investments)
5,715	Cabot Microelectronics, Term Loan B1	2.188%	1-Month LIBOR	2.000%	11/15/25	N/R	5,657,740
14,832	Lumileds, Term Loan B	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	7,030,518
8,818	Microchip Technology, Inc., Term Loan B	2.150%	1-Month LIBOR	2.000%	5/29/25	Baa3	8,755,327
6,239	ON Semiconductor Corporation, New Replacement Term Loan B4	2.148%	1-Month LIBOR	2.000%	9/19/26	BB+	6,116,148
35,604	Total Semiconductors & Semiconductor Equipment						27,559,733
	Software – 8.0% (4.9% of Total Investments)
9,900	Blackboard, Inc., Term Loan B5, First Lien	7.000%	3-Month LIBOR	6.000%	6/30/24	B	9,599,931
4,000	Infoblox, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B-	3,943,000
6,158	Informatica LLC, Term Loan, First Lien	3.398%	1-Month LIBOR	3.250%	2/14/27	B1	5,968,631
1,000	McAfee LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	992,380
3,057	Micro Focus International PLC, Term Loan B4	5.250%	3-Month LIBOR	4.250%	6/05/25	BB	3,046,928
3,000	Misys, New Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	6/13/24	BB-	2,838,330
12,870	Press Ganey Holdings, Inc., Term Loan, First Lien	3.714%	3-Month LIBOR	3.500%	7/25/26	B	12,442,073
378	Skillsoft, First-Out Rolled Up Exit Term Loan	8.500%	3-Month LIBOR	7.500%	4/28/21	N/R	380,760
2,351	Skillsoft, Takeback Second-Out Term Loan	8.500%	3-Month LIBOR	7.500%	4/27/25	B-	2,335,174
387	Skillsoft, Takeback Second-Out Term Loan	8.500%	3-Month LIBOR	7.500%	12/27/24	B+	389,733
4,915	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	1.898%	1-Month LIBOR	1.750%	4/16/25	BB+	4,787,248
3,453	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	1.898%	1-Month LIBOR	1.750%	4/16/25	BB+	3,363,375
6,828	Ultimate Software, Incremental Term Loan	4.750%	3-Month LIBOR	4.000%	5/03/26	B1	6,800,148
2,452	Ultimate Software, Incremental Term Loan, Second Lien	7.500%	3-Month LIBOR	6.750%	5/03/27	Caa1	2,502,453
14,850	Ultimate Software, Term Loan, First Lien	3.895%	1-Month LIBOR	3.750%	5/03/26	B1	14,625,171
75,599	Total Software						74,015,335
	Specialty Retail – 2.2% (1.3% of Total Investments)
1,000	Academy, LTD., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	990,000
2,923	Camping World, Term Loan	3.500%	1-Month LIBOR	2.750%	11/08/23	B+	2,863,899
775	Petco Animal Supplies, Inc., Term Loan B1	4.250%	3-Month LIBOR	3.250%	1/26/23	B3	723,757
15,757	Petsmart Inc., Term Loan B, First Lien	4.500%	3-Month LIBOR	3.500%	3/11/22	B	15,627,148
20,455	Total Specialty Retail						20,204,804
	Technology Hardware, Storage & Peripherals – 3.3% (2.0% of Total Investments)
1,500	Ahead, Term Loan B	6.000%	3-Month LIBOR	5.000%	10/16/27	B1	1,442,497

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Technology Hardware, Storage & Peripherals (continued)
$14,125	Dell International LLC, Refinancing Term Loan B1	2.750%	1-Month LIBOR	2.000%	9/19/25	Baa3	$13,995,338
11,077	Tempo Acquisition, LLC, Extended Term Loan B	3.750%	1-Month LIBOR	3.250%	10/31/26	B1	10,742,127
4,527	Western Digital, Term Loan B	1.898%	1-Month LIBOR	1.750%	4/29/23	BBB-	4,502,342
31,229	Total Technology Hardware, Storage & Peripherals						30,682,304
	Trading Companies & Distributors – 3.4% (2.1% of Total Investments)
17,873	Hayward Industries, Inc., Initial Term Loan, First Lien	3.648%	1-Month LIBOR	3.500%	8/04/24	B	17,433,868
10,670	HD Supply Waterworks, Ltd., Term Loan B	3.750%	3-Month LIBOR	2.750%	8/01/24	B	10,376,628
3,259	Univar, Inc., Term Loan B	2.398%	1-Month LIBOR	2.250%	7/01/24	BB+	3,198,733
31,802	Total Trading Companies & Distributors						31,009,229
$1,246,787	Total Variable Rate Senior Loan Interests (cost $1,228,203,765)						1,160,245,098

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 28.7% (17.6% of Total Investments)
	Aerospace & Defense – 0.6% (0.4% of Total Investments)
$6,000	Bombardier Inc, 144A, (7)	6.000%	10/15/22	B	$5,445,000
	Airlines – 2.0% (1.2% of Total Investments)
13,000	Delta Air Lines Inc, (7)	3.400%	4/19/21	Baa3	13,029,282
5,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 144A, (7)	6.500%	6/20/27	Baa3	5,206,250
18,000	Total Airlines				18,235,532
	Auto Components – 0.3% (0.2% of Total Investments)
3,000	Clarios Global LP / Clarios US Finance Co, 144A	6.250%	5/15/26	B1	3,135,000
	Automobiles – 0.9% (0.5% of Total Investments)
4,000	Ford Motor Credit Co LLC, (7)	3.470%	4/05/21	BB+	3,995,000
4,000	Ford Motor Credit Co LLC, (7)	3.813%	10/12/21	BB+	4,020,000
8,000	Total Automobiles				8,015,000
	Capital Markets – 0.1% (0.1% of Total Investments)
1,000	LPL Holdings Inc, 144A, (7)	4.625%	11/15/27	BB	1,025,000
	Communications Equipment – 0.8% (0.5% of Total Investments)
4,000	CommScope Inc, 144A, (7)	5.500%	3/01/24	Ba3	4,089,080
5,675	Intelsat Jackson Holdings SA, (5), (7)	5.500%	8/01/23	N/R	3,326,969
9,675	Total Communications Equipment				7,416,049
	Consumer Finance – 1.1% (0.7% of Total Investments)
5,000	DAE Funding LLC, 144A, (7)	4.500%	8/01/22	Baa3	5,025,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Consumer Finance (continued)
$5,000	Verscend Escrow Corp, 144A, (7)	9.750%	8/15/26	CCC+	$5,375,000
10,000	Total Consumer Finance				10,400,000
	Diversified Consumer Services – 0.7% (0.4% of Total Investments)
6,000	Kronos Acquisition Holdings Inc, 144A, (7)	9.000%	8/15/23	Caa1	6,075,000
	Diversified Financial Services – 2.4% (1.5% of Total Investments)
22,000	PetSmart Inc, 144A, (7)	7.125%	3/15/23	CCC+	21,725,000
	Diversified Telecommunication Services – 1.3% (0.8% of Total Investments)
6,000	Avaya Inc, 144A, (7)	6.125%	9/15/28	BB-	6,157,500
1,000	CenturyLink Inc, (7)	6.450%	6/15/21	BB	1,021,250
5,000	CenturyLink Inc, (7)	5.800%	3/15/22	BB	5,200,000
12,000	Total Diversified Telecommunication Services				12,378,750
	Electric Utilities – 1.2% (0.7% of Total Investments)
3,750	Bruce Mansfield Unit 1 2007 Pass-Through Trust, (5)	6.850%	6/01/34	N/R	4,688
265	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	275,997
2,484	Pacific Gas and Electric Co	3.150%	1/01/26	BBB-	2,536,316
265	Pacific Gas and Electric Co	3.750%	7/01/28	BBB-	272,307
8,000	Pacific Gas and Electric Co, (7)	4.250%	3/15/46	BBB-	7,773,788
14,764	Total Electric Utilities				10,863,096
	Equity Real Estate Investment Trust – 1.0% (0.6% of Total Investments)
3,403	Clear Channel Worldwide Holdings Inc	9.250%	2/15/24	CCC	2,944,854
6,000	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	6,360,000
9,403	Total Equity Real Estate Investment Trust				9,304,854
	Food & Staples Retailing – 0.7% (0.4% of Total Investments)
4,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A, (7)	4.625%	1/15/27	BB-	4,150,000
2,000	JBS Investments II GmbH, 144A, (7)	5.750%	1/15/28	BB+	2,101,250
6,000	Total Food & Staples Retailing				6,251,250
	Food Products – 0.2% (0.1% of Total Investments)
2,000	H-Food Holdings LLC / Hearthside Finance Co Inc, 144A	8.500%	6/01/26	CCC	1,995,000
	Gas Utilities – 0.4% (0.2% of Total Investments)
3,000	Ferrellgas LP / Ferrellgas Finance Corp, 144A	10.000%	4/15/25	B3	3,273,750
	Health Care Equipment & Supplies – 0.4% (0.3% of Total Investments)
4,069	AMN Healthcare Inc, 144A	5.125%	10/01/24	BB-	4,173,166
	Health Care Providers & Services – 2.9% (1.8% of Total Investments)
3,000	CHS/Community Health Systems Inc, 144A	9.875%	6/30/23	CCC-	2,505,000

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Health Care Providers & Services (continued)
$2,500	Molina Healthcare Inc, (7)	5.375%	11/15/22	BB-	$2,597,863
4,850	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A, (7)	9.750%	12/01/26	CCC+	5,225,875
3,500	Tenet Healthcare Corp	5.125%	5/01/25	B1	3,463,950
5,500	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	5,341,875
6,805	Vizient Inc, 144A, (7)	6.250%	5/15/27	B	7,196,287
26,155	Total Health Care Providers & Services				26,330,850
	Health Care Technology – 0.2% (0.1% of Total Investments)
1,840	Change Healthcare Holdings LLC / Change Healthcare Finance Inc, 144A	5.750%	3/01/25	B-	1,839,209
	Hotels, Restaurants & Leisure – 2.8% (1.7% of Total Investments)
1,034	1011778 BC ULC / New Red Finance Inc, 144A	5.000%	10/15/25	B+	1,059,953
3,000	Carnival Corp, 144A	11.500%	4/01/23	BB+	3,315,000
4,000	ESH Hospitality Inc, 144A, (7)	4.625%	10/01/27	BB-	3,920,000
1,437	International Game Technology PLC, 144A	6.250%	2/15/22	BB	1,471,136
5,285	IRB Holding Corp, 144A	6.750%	2/15/26	CCC+	5,298,213
10,870	Royal Caribbean Cruises Ltd	2.650%	11/28/20	B+	10,815,650
25,626	Total Hotels, Restaurants & Leisure				25,879,952
	IT Services – 0.7% (0.4% of Total Investments)
6,428	WEX Inc, 144A, (7)	4.750%	2/01/23	Ba2	6,428,000
	Leisure Products – 0.4% (0.3% of Total Investments)
3,900	Academy Ltd, 144A	6.000%	11/15/27	B	3,897,726
	Machinery – 0.8% (0.5% of Total Investments)
6,000	Apex Tool Group LLC / BC Mountain Finance Inc, 144A, (7)	9.000%	2/15/23	CCC	5,542,500
1,576	Navistar International Corp, 144A	6.625%	11/01/25	B3	1,629,505
7,576	Total Machinery				7,172,005
	Media – 1.1% (0.7% of Total Investments)
3,000	Clear Channel Worldwide Holdings Inc, 144A, (7)	5.125%	8/15/27	B1	2,910,000
4,000	Houghton Mifflin Harcourt Publishers Inc, 144A, (7)	9.000%	2/15/25	BB-	3,880,000
6	iHeartCommunications Inc	6.375%	5/01/26	B+	6,174
480	Nielsen Co Luxembourg SARL/The, 144A, (7)	5.500%	10/01/21	BB-	480,600
2,758	Nielsen Finance LLC / Nielsen Finance Co, 144A, (7)	5.000%	4/15/22	BB-	2,759,379
10,244	Total Media				10,036,153
	Metals & Mining – 0.2% (0.1% of Total Investments)
2,000	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B-	1,985,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Mortgage Real Estate Investment Trust – 1.0% (0.6% of Total Investments)
$9,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A, (7)	5.875%	8/01/21	BB+	$8,966,250
	Multiline Retail – 1.2% (0.8% of Total Investments)
11,625	Macy's Retail Holdings LLC, (7)	3.450%	1/15/21	BB	11,537,812
	Oil, Gas & Consumable Fuels – 0.2% (0.1% of Total Investments)
2,000	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	1,855,000
	Pharmaceuticals – 0.2% (0.1% of Total Investments)
724	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	9.500%	7/31/27	CCC+	776,642
913	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC+	705,293
362	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	383,720
1,999	Total Pharmaceuticals				1,865,655
	Road & Rail – 0.5% (0.4% of Total Investments)
5,000	DAE Funding LLC, 144A, (7)	5.250%	11/15/21	Baa3	5,063,300
	Software – 0.2% (0.1% of Total Investments)
1,500	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	1,594,245
	Specialty Retail – 0.0% (0.0% of Total Investments)
545	Staples Inc, 144A	7.500%	4/15/26	B1	509,575
	Trading Companies & Distributors – 1.3% (0.8% of Total Investments)
3,000	Air Lease Corp, (7)	2.300%	2/01/25	BBB	2,958,333
6,000	Air Lease Corp, (7)	3.000%	2/01/30	BBB	5,576,289
3,000	Aircastle Ltd	5.125%	3/15/21	BBB	3,040,063
12,000	Total Trading Companies & Distributors				11,574,685
	Wireless Telecommunication Services – 0.9% (0.5% of Total Investments)
4,000	Hughes Satellite Systems Corp, (7)	5.250%	8/01/26	BBB-	4,287,100
6,000	Intelsat Jackson Holdings SA, 144A, (5)	8.500%	10/15/24	N/R	3,705,600
10,000	Total Wireless Telecommunication Services				7,992,700
$272,349	Total Corporate Bonds (cost $263,950,564)				264,239,564

Shares	Description (1)	Value
	COMMON STOCKS – 1.0% (0.6% of Total Investments)
	Diversified Consumer Services – 0.0% (0.0% of Total Investments)
41,905	Cengage Learning Holdings II Inc, (8), (9)	$207,430
	Electric Utilities – 0.2% (0.1% of Total Investments)
80,962	Energy Harbor Corp, (8), (9), (10)	1,619,240
	Energy Equipment & Services – 0.0% (0.0% of Total Investments)
31,358	Vantage Drilling International, (8), (9)	52,274

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care Providers & Services – 0.1% (0.0% of Total Investments)
211,860	Millennium Health LLC, (6), (9)	$235,164
198,883	Millennium Health LLC, (6), (9)	200,872
	Total Health Care Providers & Services	436,036
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
9,796	Catalina Marketing Corp, (8), (9)	1,225
	Media – 0.3% (0.2% of Total Investments)
338,831	Clear Channel Outdoor Holdings Inc, (9)	302,915
75,566	Cumulus Media Inc, (9)	382,364
271,046	iHeartMedia Inc, (9)	2,227,998
17,987	Tribune Co, (6)	18
	Total Media	2,913,295
	Pharmaceuticals – 0.0% (0.0% of Total Investments)
74,067	Advanz Pharma Corp Ltd, (9)	360,706
	Software – 0.4% (0.3% of Total Investments)
22,018	SkillSoft Corp, (8), (9)	3,743,060
955	SkillSoft Corp, (8), (9)	219,650
1,405	SkillSoft Corp, (6), (9)	1
2,810	SkillSoft Corp, (6), (9)	3
	Total Software	3,962,714
	Total Common Stocks (cost $25,462,943)	9,552,920

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 0.2% (0.1% of Total Investments)
	Media – 0.2% (0.1% of Total Investments)
$2,000	DISH Network Corp	3.375%	8/15/26	B1	$1,767,819
$2,000	Total Convertible Bonds (cost $2,066,036)				1,767,819

Shares	Description (1)	Value
	WARRANTS – 0.0% (0.0% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
37,723	Avaya Holdings Corp, (8)	$49,794
	Media – 0.0% (0.0% of Total Investments)
4,644	Cxloyalty Group Holdings Inc, (6)	5
	Total Warrants (cost $6,008,900)	49,799

Shares	Description (1)	Value
COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
45,924	Fieldwood Energy Inc, (8), (9)	$459
9,278	Fieldwood Energy Inc, (8), (9)	93
	Total Common Stock Rights (cost $1,310,866)	552
	Total Long-Term Investments (cost $1,527,003,074)	1,435,855,752

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 6.9% (4.3% of Total Investments)
	INVESTMENT COMPANIES – 6.9% (4.3% of Total Investments)
63,869,669	BlackRock Liquidity Funds T-Fund, (11)	0.000% (12)	$63,869,669
	Total Short-Term Investments (cost $63,869,669)		63,869,669
	Total Investments (cost $1,590,872,743) – 162.9%		1,499,725,421
	Borrowings – (44.0)% (13), (14)		(405,000,000)
	Reverse Repurchase Agreements – (12.7)% (15)		(117,000,000)
	Other Assets Less Liabilities – (6.2)%		(57,209,113)
	Net Assets Applicable to Common Shares – 100%		$920,516,308
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JQC	Nuveen Credit Strategies Income Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$1,152,337,579	$7,907,519	$1,160,245,098
Corporate Bonds	—	264,239,564	—	264,239,564
Common Stocks	3,273,983	5,842,879	436,058	9,552,920
Convertible Bonds	—	1,767,819	—	1,767,819
Warrants	—	49,794	5	49,799
Common Stock Rights	—	552	—	552
Short-Term Investments:
Investment Companies	63,869,669	—	—	63,869,669
Total	$67,143,652	$1,424,238,187	$8,343,582	$1,499,725,421

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $169,396,947 have been pledged as collateral for reverse repurchase agreements.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	Common Stock received as part of the bankruptcy settlements for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(12)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(13)	Borrowings as a percentage of Total Investments is 27.0%.
(14)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(15)	Reverse Repurchase Agreements as a percentage of Total Investments is 7.8%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.